Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Schedule of reconciliation of changes in liabilities arising from financing activities
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
December 31, 2018		24,405	(169)	691	—	24,927
Adoption of IFRS 16		2,304	—	—	—	2,304
January 1, 2019		26,709	(169)	691	—	27,231
Cash flows from (used in) financing activities
Decrease in notes payable		(1,045)	(28)	—	—	(1,073)
Issue of long-term debt		1,954	—	—	—	1,954
Repayment of long-term debt		(2,228)	—	—	—	(2,228)
Increase in securitized trade receivables		131	—	—	—	131
Cash dividends paid on common and preferred shares		—	—	(2,966)	—	(2,966)
Cash dividends paid by subsidiaries to non-controlling interests	33	—	—	(65)	—	(65)
Other financing activities		(33)	—	—	(20)	(53)
Total cash flows used in financing activities excluding equity		(1,221)	(28)	(3,031)	(20)	(4,300)

Non-cash changes arising from
Increase in lease liabilities		1,006	—	—	—	1,006
Dividends declared on common and preferred shares		—	—	3,008	—	3,008
Dividends declared by subsidiaries to non-controlling interests		—	—	64	—	64
Effect of changes in foreign exchange rates		(261)	261	—	—	—
Other		63	(8)	(3)	20	72
Total non-cash changes		808	253	3,069	20	4,150
December 31, 2019		26,296	56	729	—	27,081
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statements of financial position.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2018		23,393	54	678	—	24,125
Cash flows from (used in) financing activities
Decrease in notes payable		(241)	118	—	—	(123)
Issue of long-term debt		2,996	—	—	—	2,996
Repayment of long-term debt		(2,713)	—	—	—	(2,713)
Decrease in securitized trade receivables		(2)	—	—	—	(2)
Cash dividends paid on common and preferred shares		—	—	(2,828)	—	(2,828)
Cash dividends paid by subsidiaries to non-controlling interests	33	—	—	(16)	—	(16)
Other financing activities		(40)	—	—	(35)	(75)
Total cash flows from (used in) financing activities excluding equity		—	118	(2,844)	(35)	(2,761)

Non-cash changes arising from
Finance lease additions		414	—	—	—	414
Dividends declared on common and preferred shares		—	—	2,856	—	2,856
Dividends declared by subsidiaries to non-controlling interests		—	—	5	—	5
Effect of changes in foreign exchange rates		341	(341)	—	—	—
Business acquisitions		96	—	—	—	96
Other		161	—	(4)	35	192
Total non-cash changes		1,012	(341)	2,857	35	3,563
December 31, 2018		24,405	(169)	691	—	24,927

(1) Included in Other current assets and Other non-current assets in the statements of financial position.